Financial Instruments (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial Instruments [Line Items]
Other financial assets	$ 26,070,548		$ 12,642,387
Cash and cash equivalents	319,014,050		170,044,602		$ 134,033,183	$ 192,554,239
Accounts receivable - trade and other receivable (net)	324,065,462		290,187,993
Accounts receivable from related parties	3,239,706		6,069,235
Total accounts receivables	324,065,462		290,187,993
Total Financial Assets	672,389,766		478,944,217
Other financial liabilities	349,083,644	[1]	236,421,786	[1]	168,118,198
Account payable- trade and other payable	303,392,581		282,223,336
Accounts payable to related parties	6,936,910		10,069,043
Total financial liabilities	386,347,952		263,261,589		$ 160,489,567
Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	113,360,982		98,510,577
Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	139,362,478		72,782,747
Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	17,912,134		17,814,875
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	4,997,124		10,416,675
Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	1,351,530		1,840,188
Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	13,967,995		13,228,328
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	11,522,482		3,158,391
Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	11,010,433		7,565,805
Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	3,537,633		1,918,191
At book value [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	26,070,548		12,642,387
Cash and cash equivalents	319,014,050		170,044,602
Accounts receivable - trade and other receivable (net)	327,305,168		296,257,228
Accounts receivable from related parties	3,239,706		6,069,235
Total accounts receivables	327,305,168		296,257,228
Sub-Total financial assets	353,375,716		308,899,615
Total Financial Assets	672,389,766		478,944,217
Total financial derivative liabilities	6,348,654		12,256,863
Account payable- trade and other payable	303,392,581		282,223,336
Accounts payable to related parties	6,936,910		10,069,043
Total commercial obligations and other accounts payable	310,329,491		292,292,379
Total financial liabilities	601,281,734		506,885,769
At book value [Member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	113,360,982		98,510,577
At book value [Member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	139,362,478		72,782,747
At book value [Member] | Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	17,912,134		17,814,875
At book value [Member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	4,997,124		10,416,675
At book value [Member] | Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	1,351,530		1,840,188
At book value [Member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	13,967,995		13,228,328
At book value [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	284,603,589		202,336,527
At book value [Member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	11,522,482		3,158,391
At book value [Member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	11,010,433		7,565,805
At book value [Member] | Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	3,537,633		1,918,191
At fair value [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	26,070,548		12,642,387
Cash and cash equivalents	319,014,050		170,044,602
Accounts receivable - trade and other receivable (net)	327,305,168		296,257,228
Accounts receivable from related parties	3,239,706		6,069,235
Total accounts receivables	327,305,168		296,257,228
Sub-Total financial assets	353,375,716		308,899,615
Total Financial Assets	672,389,766		478,944,217
Total financial derivative liabilities	6,348,654		12,256,863
Account payable- trade and other payable	303,392,581		282,223,336
Accounts payable to related parties	6,936,910		10,069,043
Total commercial obligations and other accounts payable	310,329,491		292,292,379
Total financial liabilities	659,413,135		528,714,165
At fair value [member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	117,211,707		102,062,465
At fair value [member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	187,276,391		79,559,896
At fair value [member] | Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	24,278,897		29,314,234
At fair value [member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	4,997,124		10,416,675
At fair value [member] | Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	1,351,530		1,840,188
At fair value [member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	13,967,995		13,228,328
At fair value [member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities	342,734,990		224,164,923
At fair value [member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	11,522,482		3,158,391
At fair value [member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	11,010,433		7,565,805
At fair value [member] | Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets	$ 3,537,633		$ 1,918,191

[1]	See Note 21 - Other financial liabilities.